Taxation - Income tax expense (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Current tax (expense)/income
Total current tax expense	€ 390	€ 484
Total deferred tax expense	(100)	(896)
Total income tax expense /(credit)	(490)	(1,380)
United Kingdom
Current tax (expense)/income
Current period	(17)	(14)
Adjustments in respect of prior periods	4	(10)
Total deferred tax expense	83	144
Spectrum Payments	10,700
Overseas
Current tax (expense)/income
Current period	(470)	(474)
Adjustments in respect of prior periods	93	14
Total deferred tax expense	€ (183)	€ (1,040)